Shareholder Report, Holdings (Details)	May 31, 2025
C000129670 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129670 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129670 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129670 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129670 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129670 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129670 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129670 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129670 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129670 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129670 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000129670 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000129670 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000129670 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129670 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129671 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129671 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129671 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129671 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129671 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129671 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129671 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129671 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129671 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129671 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129671 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000129671 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000129671 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000129671 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129671 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169046 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169046 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169046 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169046 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169046 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169046 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169046 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169046 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169046 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169046 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169046 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000169046 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000169046 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000169046 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169046 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%